Subsequent Events - Additional Information (Detail) - MXN ($)		1 Months Ended	7 Months Ended
	Nov. 01, 2019	Oct. 30, 2019	Sep. 30, 2019	Sep. 30, 2018
Disclosure of Taxable Income [line items]
Cash dividend			$ 7,437,000,000	$ 7,038,000,000
Events after reporting [member]
Disclosure of Taxable Income [line items]
Percent of net interest deduction on adjusted taxable income		30.00%
Amount of net interest deduction on adjusted taxable income		$ 20,000,000
Non deductible interests that exceed the limitation carried forward period		10 years
Excise tax per liter		1.17
Excise tax rate		25.00%
Cash dividend	$ 3,722,000,000